Condensed Financal Information of the Company - Condensed Statements of Cash Flows (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Condensed Cash Flow Statements, Captions [Line Items]
Net cash used in operating activities	¥ (55,518)	$ (7,975)	¥ (42,985)	¥ (38,432)
Net cash generated from financing activities	325,302	46,727	16,000	34,300
Net cash used in investing activities	(10,988)	(1,578)	25,326	(51,068)
Cash and cash equivalents at the beginning of year	61,519	8,837	61,455	108,978
Cash and cash equivalents at the end of year	321,662	46,204	61,519	61,455
Parent Company [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Net cash used in operating activities	(1,394)	(200)	(738)	(887)
Net cash generated from financing activities	300,302	43,136		34,300
Net cash used in investing activities	(219,248)	(31,493)	(11,777)	(91,453)
Net (decrease)/increase in cash and cash equivalents	79,660	11,443	(12,515)	(58,040)
Cash and cash equivalents at the beginning of year	6,248	897	18,763	76,803
Cash and cash equivalents at the end of year	¥ 85,908	$ 12,340	¥ 6,248	¥ 18,763